ADVANCES FROM CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Advances From Customers
ADVANCES FROM CUSTOMERS

9. ADVANCES FROM CUSTOMERS

Advances from customers are contract liabilities that represent the Company’s obligation to transfer goods or services to customers for which the Company has received prepayments from the customers. As of June 30, 2025 and December 31, 2024, the Company recorded advances from customers that amounted to $1,476,711 and 1,843,976, respectively. The amount of revenue recognized that was included in the contract liabilities at the beginning of the period were $1,143,860 and $1,055,869 for the six months ended June 30, 2025 and 2024, respectively.

10. ADVANCES FROM CUSTOMERS

Advances from customers are contract liabilities that represent the Company’s obligation to transfer goods or services to customers for which the Company has received prepayments from the customers. As of December 31, 2024 and 2023, the Company recorded advances from customers that amounted to $1,843,976 and $1,555,424, respectively. During the years ended December 31, 2024 and 2023, $1,298,230 and $135,002 were recognized as revenues from the contract liabilities.